LoCorr Market Trend Fund
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)

	Maturiety Rate	Coupon Rate	Principal Amount	Value
ASSET BACKED SECURITIES: 12.30%
American Homes 4 Rent Trust, 2014 SFR2 A (a)	10/17/2036	3.79%	$399,697	$401,628
AMSR Trust, 2020-SFR1 A (a)	04/17/2037	1.82%	325,000	301,209
CarMax Auto Owner Trust, 2018-4 A3	09/15/2023	3.36%	2,750,000	2,786,339
CenterPoint Energy Residential Bond, 2009-1 A-3	08/15/2023	4.24%	1,300,090	1,329,033
Chase Issuance Trust, 2018-A1 A1 (1 Month LIBOR USD + 0.200%) (c)	04/17/2023	0.90%	2,050,000	2,032,985
Corevest American Finance Trust, 2020-1 A-1 (a)	03/17/2050	1.83%	425,000	408,866
DB Master Finance LLC, 2019-1A A2I (a)	05/20/2049	3.79%	1,645,565	1,590,422
Discover Card Execution Note Trust, 2016-A3 A3	10/16/2023	1.85%	2,032,000	2,045,645
Domino's Pizza Master Issuer LLC, 2017-1A A2I (3 Month LIBOR USD + 1.250%) (a)(c)	07/25/2047	3.04%	1,075,250	1,006,294
Entergy Arkansas Restoration Funding LLC, 2010-A A1	08/01/2021	2.30%	808,637	806,813
Ford Credit Auto Lease Trust, 2019-B A3	10/15/2022	2.22%	880,000	880,022
GM Financial Consumer Automobile Receivables Trust, 2018-4 A3	10/16/2023	3.21%	2,520,000	2,552,711
Hilton Grand Vacations Trust, 2019-AA A (a)	07/25/2033	2.34%	902,344	764,791
Honda Auto Receivables Owner Trust, 2019-1 A-3	03/20/2023	2.83%	750,000	762,075
Invitation Homes Trust
Series 2017-SFR2 A (1 Month LIBOR USD + 0.850%) (a)(c)	12/19/2036	1.65%	459,399	416,938
Series 2018-SFR1 A (1 Month LIBOR USD + 0.700%) (a)(c)	03/19/2037	1.50%	453,642	414,041
Series 2018-SFR2 A (1 Month LIBOR USD + 0.900%) (a)(c)	06/18/2037	1.60%	445,706	410,706
Series 2018-SFR3 A (1 Month LIBOR USD + 1.000%) (a)(c)	07/17/2037	1.80%	467,618	433,695
Series 2018-SFR4 A (1 Month LIBOR USD + 1.100%) (a)(c)	01/19/2038	1.90%	708,154	656,749
Series 2018-SFR4 D (1 Month LIBOR USD + 1.650%) (a)(c)	01/19/2038	2.45%	490,000	403,524
Morgan Stanley Capital I Trust, 2004-HE6 M1 (1 Month LIBOR USD + 0.825%) (c)	08/25/2034	1.77%	293,096	280,125
MVW Owner Trust, 2019-1A A (a)	11/20/2036	2.89%	1,021,113	953,426
SoFi Professional Loan Program LLC, 2015-C A2 (a)	08/25/2033	2.51%	1,148,970	1,157,197
TCF Auto Receivables Owner Trust, 2016-PT1 A (a)	06/15/2022	1.93%	453,053	449,846
Toyota Auto Receivables Owner Trust, 2018-D A-3	03/15/2023	3.18%	2,010,000	2,044,472
Tricon American Homes Trust
Series 2016-SFR1 A (a)	11/17/2033	2.59%	674,072	662,654
Series 2017-SFR2 B (a)	01/18/2036	3.28%	400,000	388,534
Verizon Owner Trust
Series 2018-A A1A	04/20/2023	3.23%	670,000	678,057
Series 2019-B A1A	12/20/2023	2.33%	1,080,000	1,086,595
Series 2020-A A	07/20/2024	1.85%	1,180,000	1,151,204
VSE VOI Mortgage LLC, 2018-A A (a)	02/20/2036	3.56%	627,857	624,953
Wendy's Funding LLC, 2018-1A A21 (a)	03/15/2048	3.57%	215,050	196,263
TOTAL ASSET BACKED SECURITIES (Cost $30,775,360)				30,077,812

CORPORATE BONDS: 22.30%
Agriculture: 0.22%
Altria Group, Inc.	02/14/2024	3.80%	525,000	532,133

Auto Manufacturers: 0.47%
General Motors Financial Co., Inc.	05/09/2023	3.70%	750,000	674,616
Toyota Motor Credit Corp.	03/30/2023	2.90%	470,000	472,858
				1,147,474
Banks: 9.68%
Banco Santander SA (b)	02/23/2023	3.13%	540,000	514,743
Bank of America Corp.	01/11/2023	3.30%	3,205,000	3,320,508
Bank of Montreal (b)	03/26/2022	2.90%	650,000	658,328
Bank of New York Mellon Corp.	02/07/2022	2.60%	870,000	877,234
BB&T Corp.	12/06/2023	3.75%	535,000	565,759
Citigroup, Inc. (SOFR + 0.867%) (d)	11/04/2022	2.31%	1,650,000	1,643,719
Citigroup, Inc. (3 Month LIBOR USD + 1.023%) (d)	06/01/2024	4.04%	985,000	1,029,332
Cooperatieve Rabobank UA (b)	11/09/2022	3.95%	635,000	640,974
Danske Bank (a)(b)	01/12/2022	5.00%	630,000	646,908
Federation des Caisses Desjardins du Quebec (a)(b)	09/26/2022	1.95%	700,000	701,227
Goldman Sachs Group, Inc.	02/23/2023	3.20%	2,180,000	2,220,585
HSBC Bank Canada (a)(b)	09/10/2023	1.65%	1,130,000	1,144,212
Huntington National Bank	04/01/2022	3.13%	755,000	769,366
ING Groep NV (b)	04/09/2024	3.55%	540,000	542,606
JP Morgan Chase & Co.	09/23/2022	3.25%	745,000	768,327
JP Morgan Chase & Co.	01/25/2023	3.20%	2,140,000	2,201,563
Morgan Stanley	11/01/2022	4.88%	485,000	508,952
Morgan Stanley	01/23/2023	3.13%	1,830,000	1,874,151
Royal Bank of Canada (b)	04/29/2022	2.80%	650,000	658,731
Santander UK PLC (b)	01/13/2023	2.10%	675,000	653,588
Wells Fargo & Co.	02/13/2023	3.45%	1,065,000	1,092,788
Zions Bancorp NA	03/04/2022	3.35%	645,000	632,550
				23,666,151
Beverages: 0.36%
Anheuser-Busch InBev Finance, Inc.	02/01/2023	3.30%	855,000	880,094

Chemicals: 0.22%
DuPont de Nemours, Inc.	11/15/2023	4.21%	520,000	547,539

Diversified Financial Services: 1.34%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (b)	02/01/2022	3.95%	640,000	579,625
Air Lease Corp.	07/03/2023	3.88%	630,000	524,485
American Express Co.	05/20/2022	2.75%	865,000	879,079
Capital One Bank	02/15/2023	3.38%	640,000	630,350
Charles Schwab Corp.	01/25/2023	2.65%	650,000	659,409
				3,272,948
Electric: 0.64%
Exelon Generation Co. LLC	03/15/2022	3.40%	445,000	450,429
Nextera Energy Capital Holdings, Inc.	04/01/2022	2.90%	1,095,000	1,112,495
				1,562,924
Environmental Control: 0.27%
Waste Management, Inc.	06/15/2024	2.95%	640,000	650,655

Food: 0.22%
Tyson Foods, Inc.	06/15/2022	4.50%	525,000	542,867

Household Products & Wares: 0.21%
Clorox Co.	09/15/2022	3.05%	495,000	511,808

Insurance: 0.86%
Aon Corp.	11/15/2022	2.20%	890,000	885,903
Berkshire Hathaway, Inc.	03/15/2021	2.20%	710,000	713,396
Voya Financial, Inc.	07/15/2024	3.13%	520,000	516,694
				2,115,993
Machinery - Diversified: 0.22%
John Deere Capital Corp.	01/08/2021	2.35%	545,000	545,871

Media: 1.32%
CBS Corp.	03/01/2022	3.38%	540,000	537,467
Comcast Corp.	04/15/2024	3.70%	1,450,000	1,556,069
Discovery Communications LLC	04/01/2023	3.25%	645,000	643,088
Walt Disney Co.	03/24/2025	3.35%	455,000	495,749
				3,232,373
Miscellaneous Manufacturing: 0.76%
General Electric Co.	01/07/2021	4.63%	535,000	536,585
Ingersoll-Rand Global Holding Co. Ltd.	06/15/2023	4.25%	620,000	670,599
Parker-Hannifin Corp.	06/14/2024	2.70%	650,000	647,255
				1,854,439
Oil & Gas: 0.59%
BP Capital Markets PLC (b)	03/11/2021	4.74	530,000	532,682
Diamondback Energy, Inc.	12/01/2024	2.88	655,000	457,514
Occidental Petroleum Corp.	03/15/2021	4.85	535,000	449,128
				1,439,324
Pharmaceuticals: 0.90%
AbbVie, Inc. (a)	11/21/2022	2.30%	625,000	625,490
Bristol-Myers Squibb Co. (a)	02/20/2023	3.25%	745,000	782,291
CVS HEALTH Corp.	06/01/2021	2.13%	455,000	455,486
CVS HEALTH Corp.	08/12/2024	3.38%	325,000	335,313
				2,198,580
Pipelines: 0.58%
Energy Transfer Operating LP	05/15/2025	2.90%	240,000	200,684
Enterprise Products Operating LLC	02/15/2021	2.80%	520,000	519,280
ONEOK, Inc.	09/01/2024	2.75%	210,000	169,965
TransCanada PipeLines Ltd. (b)	08/01/2022	2.50%	545,000	531,602
				1,421,531
Real Estate Investment Trusts: 1.17%
Alexandria Real Estate Equities, Inc.	01/15/2024	4.00%	830,000	847,869
Camden Property Trust	12/15/2022	2.95%	395,000	396,131
Duke Realty LP	04/15/2023	3.63%	535,000	540,118
Essex Portfolio LP	08/15/2022	3.63%	735,000	728,361
Kilroy Realty LP	01/15/2023	3.80%	335,000	340,990
				2,853,469

Software: 0.44%
Fiserv, Inc.	07/01/2024	2.75%	1,085,000	1,089,126

Telecommunications: 1.61%
AT&T, Inc.	12/01/2022	2.63%	1,090,000	1,076,767
AT&T, Inc.	03/11/2024	3.90%	1,040,000	1,091,505
Verizon Communications, Inc.	03/15/2021	3.45%	650,000	658,563
Verizon Communications, Inc.	09/15/2023	5.15%	995,000	1,105,160
				3,931,995
Transportation: 0.22%
Burlington Northern Santa Fe LLC	09/01/2024	3.40%	520,000	541,831
TOTAL CORPORATE BONDS (Cost $55,647,271)				54,539,125

MORTGAGE BACKED SECURITIES: 17.67%
Angel Oak Mortgage Trust, 2020-1 M1 (a)	12/25/2059	3.16%	418,000	353,323
BX Commercial Mortgage Trust, 2019-XL A (1 Month LIBOR USD + 0.920%) (a)(c)	10/15/2036	1.62%	492,031	468,013
Comm Mortgage Trust
Series 2013-GAM A1 (a)	02/11/2028	1.71%	324,932	321,243
Series 2016-GCT B (a)	08/10/2029	3.09%	600,000	584,980
Series 2013 CR6 A4	03/10/2046	3.10%	185,000	188,786
Series 2013-CCRE6 AM (a)	03/12/2046	3.15%	1,000,000	989,792
Series 2013 CR10 A4 (d)	08/10/2046	4.21%	185,000	195,898
Series 2013-CCRE11 B (d)	08/12/2050	5.12%	575,000	579,027
Connecticut Avenue Securities Trust
Series 2019 R06 2M1 (1 Month LIBOR USD + 0.750%) (a)(c)	09/26/2039	1.70%	418,511	407,878
Series 2020-R02 2M1 (1 Month LIBOR USD + 0.750%) (a)(c)	01/25/2040	1.70%	691,080	663,363
Series 2020-R01 1M1 (1 Month LIBOR USD + 0.800%) (a)(c)	01/25/2040	1.75%	771,842	737,999
Credit Suisse Mortgage Capital Certificates, 2019-ICE4 A (1 Month LIBOR USD + 0.980%) (a)(c)	05/15/2036	1.68%	1,000,000	939,907
Fannie Mae Aces
Series 2010-M7 A2	11/25/2020	3.66%	69,809	70,234
Series 2015-M17 FA (1 Month LIBOR USD + 0.930%) (c)	11/25/2022	2.58%	925,418	922,956
Series 2014-M11 1A (d)	08/25/2024	3.11%	709,375	755,740
Fannie Mae Connecticut Avenue Securities
Series 2014-C03 1M2 (1 Month LIBOR USD + 3.000%) (c)	07/25/2024	3.95%	90,774	83,058
Series 2017-C03 1M1 (1 Month LIBOR USD + 0.950%) (c)	10/25/2029	1.90%	1,098,695	1,065,301
Series 2018-C01 1EB1 (1 Month LIBOR USD + 0.450%) (c)	07/25/2030	1.40%	400,000	322,089
FHLMC Multifamily Structured Pass Through Certificates
Series K-F08 A (1 Month LIBOR USD + 0.300%) (c)	01/25/2022	1.82%	896,502	881,112
Series K-J22 A-1	03/25/2022	3.17%	574,069	584,446
Series K-S05 A (1 Month LIBOR USD + 0.500%) (c)	01/25/2023	2.02%	2,874,172	2,837,850
Series K-J06 A	01/25/2023	2.27%	2,110,000	2,173,309
Series K-102 A (1 Month LIBOR USD + 0.200%) (c)	02/25/2023	1.72%	809,229	794,335
Series K-I03 A (1 Month LIBOR USD + 0.250%) (c)	02/25/2023	1.77%	241,550	237,012
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M1 (1 Month LIBOR USD + 1.200%) (c)	07/25/2029	2.15%	77,035	76,595
Series 2017-DNA2 M1 (1 Month LIBOR USD + 1.200%) (c)	10/25/2029	2.15%	429,196	417,900
Series 2018-HRP2 M3 (1 Month LIBOR USD + 2.400%) (a)(c)	02/25/2047	3.35%	400,000	342,829
Series 2019-HRP1 M2 (1 Month LIBOR USD + 1.400%) (a)(c)	02/25/2049	2.35%	660,000	555,153
Series 2019-HQA3 M1 (1 Month LIBOR USD + 0.750%) (a)(c)	09/27/2049	1.70%	124,104	121,577
Series 2020-DNA1 M1 (1 Month LIBOR USD + 0.700%) (a)(c)	01/25/2050	1.65%	1,000,000	969,802
Series 2020-HQA1 M1 (1 Month LIBOR USD + 0.750%) (a)(c)	01/25/2050	1.70%	1,100,000	1,058,818
FRESB Multifamily Mortgage Pass Through Certificates
Series 2016-SB17 A7F (d)	05/25/2023	2.15%	806,472	809,982
Series 2017-SB31 A7F (d)	01/25/2024	2.46%	1,420,827	1,434,952
Series 2017-SB32 A7F (d)	04/25/2024	2.44%	1,110,548	1,121,400
Series 2019-SB67 A5F (d)	07/25/2024	2.09%	1,286,144	1,342,204
Series 2019-SB69 A5F (d)	10/25/2024	2.25%	1,890,462	1,987,919
GS Mortgage Securities Trust
Series 2015-GC28 A5	02/10/2048	3.40%	1,000,000	1,032,501
Series 2015-GC32 AS (d)	07/10/2048	4.02%	1,000,000	1,020,954
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013 C13 A4 (d)	01/18/2046	3.99%	516,424	542,528
Series 2014-C22 AS	09/17/2047	4.11%	685,000	704,233
Series 2013 C10 AS	12/17/2047	3.37%	200,000	200,691
JP Morgan Mortgage Trust
Series 2016-1 A5 (a)(d)	05/25/2046	3.50%	99,155	98,140
Series 2017-1 A5 (a)(d)	01/25/2047	3.50%	332,180	331,172
Series 2017-2 A5 (a)(d)	05/25/2047	3.50%	274,032	270,456
Series 2017-3 1A5 (a)(d)	08/25/2047	3.50%	241,243	240,236
Series 2018-1 A5 (a)(d)	06/25/2048	3.50%	309,830	309,384
Series 2019-2 A4 (a)(d)	08/25/2049	4.00%	653,209	646,079
Natixis Commercial Mortgage Securities Trust, 2018 285M A (a)(d)	11/15/2032	3.92%	1,000,000	991,090
NCUA Guaranteed Notes Trust, 2010-R1 1A (1 Month LIBOR USD + 0.450%) (c)	10/07/2020	1.47%	2,334,927	2,333,459
Sequoia Mortgage Trust
Series 2018-3 A4 (a)(d)	03/25/2048	3.50%	925,461	921,310
Series 2020-1 A4 (a)(d)	02/25/2050	3.50%	780,675	785,717
Series 2020-2 A4 (a)(d)	03/25/2050	3.50%	992,064	996,256
UBS Commercial Mortgage Trust, 2012-C1 A3	05/12/2045	3.40%	1,010,134	1,019,300
Wells Fargo Commercial Mortgage Trust
Series 2012 LC5 AS	10/17/2045	3.54%	165,000	165,895
Series 2015 NXS2 A-4	07/17/2058	3.50%	1,000,000	1,030,831
WFRBS Commercial Mortgage Trust
Series 2013-C13 AS	05/17/2045	3.35%	165,000	164,080
Series 2013-C14 A5	06/15/2046	3.34%	185,000	187,983
Series 2014-C24 A5	11/18/2047	3.61%	1,000,000	1,041,745
Series 2013-C12 AS	03/17/2048	3.56%	780,000	793,860
TOTAL MORTGAGE BACKED SECURITIES (Cost $43,827,927)				43,224,682

MUNICIPAL BOND: 0.32%
State of Wisconsin	05/01/2026	2.10%	780,000	781,794
TOTAL MUNICIPAL BOND (Cost $780,000)				781,794

U.S. GOVERNMENT AGENCY ISSUES: 9.62%
Federal Farm Credit Banks	11/15/2021	3.05%	2,500,000	2,604,910
Federal Farm Credit Banks	08/14/2023	1.60%	2,270,000	2,349,157
Federal Home Loan Banks	11/19/2021	1.63%	1,335,000	1,361,068
Federal Home Loan Banks	06/10/2022	2.13%	4,620,000	4,797,565
Federal Home Loan Banks	06/10/2022	2.75%	5,000,000	5,257,018
Federal Home Loan Banks	12/09/2022	3.00%	4,500,000	4,798,283
Federal National Mortgage Association	09/06/2022	1.38%	2,310,000	2,365,673
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $22,595,556)				23,533,674

U.S. GOVERNMENT NOTES: 21.36%
United States Treasury Note	09/15/2022	1.50%	8,380,000	8,638,601
United States Treasury Note	01/31/2023	2.38%	2,490,000	2,637,455
United States Treasury Note	05/15/2023	1.75%	1,405,000	1,468,335
United States Treasury Note	06/30/2023	2.63%	3,250,000	3,494,004
United States Treasury Note	09/30/2023	2.88%	2,475,000	2,696,493
United States Treasury Note	02/15/2024	2.75%	2,600,000	2,841,516
United States Treasury Note	03/31/2024	2.13%	3,025,000	3,239,468
United States Treasury Note	06/30/2024	2.00%	8,200,000	8,767,273
United States Treasury Note	09/30/2024	1.50%	10,065,000	10,576,113
United States Treasury Note	02/15/2025	7.63%	1,715,000	2,313,441
United States Treasury Note	03/31/2025	2.63%	1,400,000	1,554,000
United States Treasury Note	05/15/2025	2.13%	3,700,000	4,020,137
TOTAL U.S. GOVERNMENT NOTES (Cost $49,852,026)				52,246,836

SHORT TERM INVESTMENT: 6.16%
MONEY MARKET FUND: 6.16%			Shares
STIT-Government & Agency Portfolio, Institutional Class, 0.43% (e)(f)			15,067,888	15,067,888
TOTAL MONEY MARKET FUND (Cost $15,067,888)				15,067,888
TOTAL SHORT TERM INVESTMENT (Cost $15,067,888)				15,067,888

TOTAL INVESTMENTS (Cost $218,546,028): 89.73%				219,471,811
Other Assets in Excess of Liabilities: 10.27% (g)				25,108,650
TOTAL NET ASSETS: 100.00%				$244,580,461

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2020, the value of these securities total $29,646,381 which represents 12.12% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31,2020.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2020.
(e)	The rate quoted is the annualized seven-day effective yield as of March 31, 2020.
(f)	A portion of this security is held by LCMT Fund Limited and pledged as collateral for derivative contracts.
(g)	Includes assets pledged as collateral for derivative contracts.

LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financiing Rate

LoCorr Market Trend Fund
Consolidated Schedule of Open Forward Currency Contracts(a)
March 31, 2020 (Unaudited)

			Currency to be Received		Currency to be Delivered
	Notional	Forward	Currency	U.S. $ Value at	Currency	U.S. $ Value on	Unrealized	Unrealized
	Amount	Settlement Date	Abbreviation	March 31, 2020	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
	$13,667,941	06/19/2020	AUD	$13,363,329	USD	$13,667,941	$–	$(304,612)
	25,291,490	06/19/2020	CAD	24,988,918	USD	25,291,490	–	(302,572)
	40,565,527	06/19/2020	CHF	40,191,482	USD	40,565,527	–	(374,045)
	43,482,348	06/19/2020	EUR	43,181,290	USD	43,482,348	–	(301,058)
	27,642,498	06/19/2020	GBP	27,426,340	USD	27,642,498	–	(216,158)
	17,545,888	06/19/2020	JPY	17,441,432	USD	17,545,888	–	(104,456)
	13,232,365	06/19/2020	MXN	12,519,306	USD	13,232,365	–	(713,059)
	6,370,696	06/19/2020	NZD	6,199,431	USD	6,370,696	–	(171,265)
Total Purchase Contracts				185,311,528		187,798,753	–	(2,487,225)

Sale Contracts:
	$44,860,518	06/19/2020	USD	$43,843,483	AUD	$44,860,518	$1,017,035	$–
	60,717,867	06/19/2020	USD	60,515,992	CAD	60,717,867	201,875	–
	12,820,519	06/19/2020	USD	12,600,708	CHF	12,820,519	219,811	–
	92,468,219	06/19/2020	USD	91,857,596	EUR	92,468,219	610,623	–
	2,787,967	06/19/2020	USD	2,809,801	GBP	2,787,967	–	(21,834)
	63,247,626	06/19/2020	USD	62,406,058	JPY	63,247,626	841,568	–
	4,135,946	06/19/2020	USD	3,885,756	MXN	4,135,946	250,190	–
	19,513,926	06/19/2020	USD	19,174,940	NZD	19,513,926	338,986	–
Total Sale Contracts				297,094,334		300,552,588	3,480,088	(21,834)
Net Forward Currency Contracts				$(111,782,806)		$(112,753,835)	$3,480,088	$(2,509,059)
Net Unrealized Appreciation							$971,029

Currency Abbreviations:
AUD	AUSTRALIAN DOLLAR
CAD	CANADIAN DOLLAR
CHF	SWISS FRANC
EUR	EURO
GBP	BRITISH POUND
JPY	JAPANESE YEN
MXN	MEXICAN PESO
NZD	NEW ZEALAND DOLLAR
USD	U.S. DOLLAR

(a) Bank of America Merrill Lynch is the counterparty for all open forward currency exchange contracts held by the Fund as of March 31, 2020.

LoCorr Market Trend Fund
Consolidated Schedule of Open Futures Contracts
March 31, 2020 (Unaudited)

					Value
Description	Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Value at Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
90 Day Euro	1,045	Jun-21	$260,492,375	$258,926,961	$1,565,414	$-
90 Day Sterling	766	Jun-21	118,538,331	118,295,385	242,946	-
Aluminum (a)(b)	117	Jun-20	4,453,312	4,900,326	-	(447,014)
Australian 10 Yr Bond	216	Jun-20	20,010,409	20,052,293	-	(41,884)
Canadian 10 Yr Bond	395	Jun-20	41,299,154	39,982,962	1,316,192	-
Cocoa (ICE) (a)	61	May-20	1,328,970	1,508,756	-	(179,786)
Copper (a)(b)	101	Jun-20	12,500,643	13,146,564	-	(645,921)
DAX Index	15	Jun-20	4,097,621	3,737,128	360,493	-
Dollar	30	Jun-20	2,972,760	2,911,252	61,508	-
Euro-Bobl	272	Jun-20	40,561,509	40,832,637	-	(271,128)
Euro-Bund	42	Jun-20	7,990,978	8,078,113	-	(87,135)
Euro-Stoxx 50 Index	182	Jun-20	5,513,996	4,966,909	547,087	-
Gold (a)	59	Jun-20	9,419,940	9,706,343	-	(286,403)
Hard Red Wheat (a)	12	Jul-20	299,701	280,032	19,669	-
Long Gilt	250	Jun-20	42,290,303	41,848,422	441,881	-
Nasdaq 100 E-Mini Index	69	Jun-20	10,745,025	10,790,354	-	(45,329)
Nikkei 225 Index (OSE)	3	Jun-20	527,877	551,132	-	(23,255)
S&P 500 E-Mini Index	91	Jun-20	11,692,135	12,127,515	-	(435,380)
Silver (a)	46	May-20	3,255,880	4,102,553	-	(846,673)
Soybean Oil (a)	37	May-20	599,622	668,080	-	(68,458)
Sugar (a)	93	Jul-20	1,093,680	1,159,685	-	(66,005)
Tokyo Price Index	25	Jun-20	3,262,032	3,237,794	24,238	-
U.S. 10 Yr Note	155	Jun-20	21,496,562	20,772,231	724,331	-
U.S. 2 Yr Note	658	Jun-20	145,011,891	143,239,874	1,772,017	-
U.S. 5 Yr Note	537	Jun-20	67,317,985	66,665,135	652,850	-
U.S. Long Bond	73	Jun-20	13,071,563	12,768,680	302,883	-
Wheat (a)	147	May-20	4,180,313	4,043,395	136,918	-
Zinc (a)(b)	156	Jun-20	7,428,525	7,665,237	-	(236,712)
Total Purchase Contracts					8,168,427	(3,681,083)

Sales Contracts:
10 Yr Mini JGB	(15)	Jun-20	$2,129,505	$2,119,359	$-	$(10,146)
3 Mo Euro Euribor	(127)	Jun-21	35,158,914	35,190,082	31,168	-
Aluminum (a)(b)	(186)	Jun-20	7,079,625	7,955,759	876,134	-
Brent Crude (a)	(68)	Jun-20	1,791,800	2,289,220	497,420	-
Coffee (a)	(19)	Jul-20	857,494	848,126	-	(9,368)
Copper (a)(b)	(143)	Jun-20	17,698,932	20,437,386	2,738,454	-
Corn (a)	(262)	May-20	4,463,825	4,917,667	453,841	-
Cotton No.2 (a)	(14)	Jul-20	356,300	364,280	7,979	-
Dow Jones Industrial Average Mini E-Cbot Index	(7)	Jun-20	761,285	795,909	34,624	-
FTSE 100 Index	(147)	Jun-20	10,289,762	9,814,815	-	(474,947)
Gasoline RBOB (a)	(59)	May-20	1,468,710	1,407,536	-	(61,174)
Hang Seng Index	(39)	Apr-20	5,966,141	5,887,123	-	(79,018)
Heating Oil (a)	(84)	May-20	3,533,292	3,668,291	134,999	-
Japanese 10 Yr Bond	(27)	Jun-20	38,310,997	38,967,800	656,803	-
Low Sulphur Gasoil (a)	(116)	May-20	3,419,100	3,502,739	83,639	-
Natural Gas (a)	(164)	May-20	2,689,600	2,796,803	107,203	-
Russell 2000 Mini Index	(39)	Jun-20	2,237,820	2,229,676	-	(8,144)
Soybean (a)	(154)	May-20	6,822,200	6,931,342	109,142	-
Soybean Meal (a)	(69)	May-20	2,218,350	2,080,236	-	(138,114)
WTI Crude (a)	(93)	May-20	1,904,640	2,847,336	942,696	-
Zinc (a)(b)	(207)	Jun-20	9,857,081	11,325,326	1,468,245	-
Total Sale Contracts					8,142,347	(780,911)
Total Futures Contracts					$16,310,774	$(4,461,994)
Net Unrealized Appreciation					$11,848,780

(a)	Contract held by LCMT Fund Limited.
(b)	London Metal Exchange (''LME'') futures contracts settle on their respective maturity date.

NOTES

Investment Valuation
Fair Value Measurement Summary
March 31, 2020 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a ''Fund'' and collectively the ''Funds'') follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts or swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of    trading;

●	securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

●	a multiple of earnings;

●	a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

●	yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

●	the fundamental analytical data relating to the investment;
●	the nature and duration of restrictions (if any) on disposition of the securities;
●	evaluation of the forces that influence the market in which these securities are purchased or sold;
●	changes in interest rates;
●	government (domestic or foreign) actions or pronouncements; and
●	other news events.

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.

Among the more specific factors that the Funds’ Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

●	type of security;
●	financial statements of the issuer;
●	cost at date of purchase;
●	size of holding;
●	discount from market value of unrestricted securities of the same class at time of purchase;
●	special reports prepared by analysts;
●	information as to any transactions or offers with respect to the security;
●	existence of merger proposals or tender offers affecting the securities;
●	price and extent of public trading in similar securities of the issuer or comparable companies; and
●	other relevant matters.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Market Trend Fund’s consolidated investments and other financial instruments as of March 31, 2020:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$30,077,812	$-	$30,077,812
Corporate Bonds	-	54,539,125	-	54,539,125
Mortgage Backed Securities	-	43,224,682	-	43,224,682
Municipal Bond	-	781,794	-	781,794
U.S. Government Agency Issues	-	23,533,674	-	23,533,674
U.S. Government Notes	-	52,246,836	-	52,246,836
Short Term Investment	15,067,888	-	-	15,067,888
Total Investments	$15,067,888	$204,403,923	$-	$219,471,811

Other Financial Instruments*
Forward Currency Contracts
Purchase	$-	$(2,487,225)	$-	$(2,487,225)
Sale	-	3,458,254	-	3,458,254
Total Forward Currency Contracts	-	971,029	-	971,029
Futures Contracts
Long	4,487,344	-	-	4,487,344
Short	7,361,436	-	-	7,361,436
Total Futures Contracts	11,848,780	-	-	11,848,780
Total Other Financial Instruments	$11,848,780	$971,029	$-	$12,819,809

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s other financial instruments represents the net unrealized appreciation at March 31, 2020.

The LoCorr Market Trend Fund did not hold any Level 3 assets during the period.